State Street International Developed Equity Index Fund Annual Fund Operating Expenses - State Street International Developed Equity Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Class K
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.11%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.75%	[2]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.72%)	[3]
Net Expenses (as a percentage of Assets)	0.14%

[1]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2027 to waive the portion of the Fund's management fee attributable to the Fund's assets invested in the Portfolio. This arrangement may not be terminated prior to April 30, 2027 except with the approval of the Fund's Board of Trustees.
[2]	Other Expenses are based on estimates for the current fiscal year.
[3]	The Fund's investment adviser, SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), is contractually obligated until April 30, 2027 (i) to waive up to the full amount of the advisory fee payable by the Fund, and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees and expenses, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.09% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2027 except with approval of the Fund's Board of Trustees.